Statement of Additional Information Supplement dated July 12, 2019

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, Y, R5 and R6 shares of the Fund listed below:

Invesco Global Small & Mid Cap Growth Fund

This supplement amends the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments – Invesco Global Small & Mid Cap Growth Fund” in Appendix H of the Statement of Additional Information.

“Investments

The following information is as of October 31, 2018 (unless otherwise noted):

Portfolio Managers	Dollar Range of Investments in the Fund
Invesco Global Small & Mid Cap Growth Fund
Shuxin Cao	$10,001 - $50,000
Jason Holzer	$100,001 - $500,000
Ryan Amerman[1]	None
Borge Endresen	$1 - $10,000”

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS –Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed – Invesco Global Small & Mid Cap Growth Fund” in Appendix H of the Statement of Additional Information.

“Assets Managed

The following information is as of October 31, 2018 (unless otherwise noted):

	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Portfolio Managers	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts		Assets (in millions)
Invesco Global Small & Mid Cap Growth Fund
Shuxin Cao	3	$3,237.4	3	$734.9	2	[2]	$730.9	[2]
Jason Holzer	5	$3,178.8	10	$2,009.5	2	[2]	$730.9	[2]
Ryan Amerman[1]	1	$430.7	2	$67.7	None		None
Borge Endresen	4	$4,662.7	2	$82.9	None		None”

1	The portfolio manager began serving on the Fund effective June 21, 2019. Information for the portfolio manager has been provided as of May 31, 2019.
2

These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

Statement of Additional Information Supplement dated July 12, 2019

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Oppenheimer Global Multi-Asset Growth Fund

This supplement amends the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments” in Appendix H of the Statement of Additional Information.

“Investments

The following information is as of May 31, 2019 (unless otherwise noted):

Portfolio Managers	Dollar Range of Investments in the Predecessor Fund
Oppenheimer Global Multi-Asset Growth Fund
Mark Ahnrud[1]	None
John Burrello[1]	None
Chris Devine[1]	None
Scott Hixon[1]	None
Christian Ulrich[1]	None
Scott Wolle[1]	None”

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed” in Appendix H of the Statement of Additional Information.

“Assets Managed

The following information is as of May 31, 2019 (unless otherwise noted):

	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Portfolio Managers	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts		Assets (in millions)
Oppenheimer Global Multi-Asset Growth Fund
Mark Ahnrud[1]	12	$8,118.8	16	$2,452.4	2	[2]	$0.2	[2]
John Burrello[1]	None	None	None	None	1	[2]	$0.1	[2]

1	The portfolio managers began serving on the Fund effective June 21, 2019. The portfolio manager held no assets in the Fund as of May 31, 2019.
2

These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Portfolio Managers	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts		Assets (in millions)
Chris Devine[1]	12	$8,118.8	16	$2,452.4	2	[2]	$0.2	[2]
Scott Hixon[1]	12	$8,118.8	16	$2,452.4	2	[2]	$0.2	[2]
Christian Ulrich[1]	12	$8,118.8	16	$2,452.4	2	[2]	$0.2	[2]
Scott Wolle[1]	12	$8,118.8	21	$6,796.8	2	[2]	$0.2	[2]”